Customer deposits	12 Months Ended
Dec. 31, 2022
Customer deposits
Customer deposits

29   Customer deposits

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Current and savings accounts	1,350,171	243,231
Fixed deposit	—	1,685,952
	1,350,171	1,929,183

It represented customer deposits held by OneConnect Bank.